Share capital (Details) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Amount of allotted and fully paid - classified as equity	£ 1,003	£ 1,003	£ 1,002
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of authorised shares	61,184,135	61,084,135	48,699,456
Amount of allotted and fully paid - classified as equity	£ 3,059	£ 3,054	£ 2,435
Deferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of authorised shares	1,000,001	1,000,001	1,000,001
Amount of allotted and fully paid - classified as equity	£ 1,000,001	£ 1,000,001	£ 1,000,001